IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Market Risk [line items]
Total VaR (one-day measure)	$ 11.4	$ 11.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9	9.2
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	2.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2	6.0
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.3
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	2.8
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(11.8)	(10.7)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	16.1	18.8
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.2	18.7
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	3.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.9	8.4
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6	7.3
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.0	5.2
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.6	5.8
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	4.6
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.6
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0	4.5
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5	0.5
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.2
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.3	7.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.8	6.3
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	1.9
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0	6.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7	0.6
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	1.2
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (12.2)	$ (9.4)